UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-03630)

Exact name of registrant as specified in charter:	Putnam California Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2009

Date of reporting period: June 30, 2009

Item 1. Schedule of Investments:

Putnam California Tax Exempt Income Fund

The fund's portfolio
6/30/09 (Unaudited)

Key to abbreviations
ABAG -- Association Of Bay Area Governments
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
COP -- Certificates of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
IF COP -- Inverse Floating Rate Certificates of Participation
NATL -- National Public Finance Guarantee Corp.
Radian Insd. -- Radian Group Insured
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (99.7%)(a)
	Rating(RAT)	Principal amount	Value

California (94.0%)
ABAG Fin. Auth. COP (Odd Fellows Home), 6s, 8/15/24	A	$1,000,000	$972,850
Acalanes, Unified High School Dist. G.O. Bonds
(Election of 2002), Ser. A, FGIC, zero %, 8/1/21
(Prerefunded)	Aa2	5,815,000	3,340,078
Alameda Cnty., Unified School Dist. G.O. Bonds,
Ser. A, FSA, zero %, 8/1/15	AAA	1,000,000	799,550
Alameda, Corridor Trans. Auth. Rev. Bonds, Ser. A
NATL, 5 1/4s, 10/1/21	AA-	9,500,000	9,389,515
AMBAC, zero %, 10/1/19	A	48,270,000	26,049,871
Alhambra, Unified School Dist. G.O. Bonds (Election
of 2004), Ser. A, FGIC, NATL, 5s, 8/1/24	AA-	1,825,000	1,809,688
Anaheim, COP, NATL, 6.2s, 7/16/23	AA	32,000,000	32,057,600
Anaheim, Pub. Fin. Auth. Rev. Bonds (Distr. Syst.),
NATL
5 1/4s, 10/1/23	AA-	7,575,000	7,664,158
5 1/4s, 10/1/22	AA-	6,700,000	6,809,746
5s, 10/1/29	AA-	1,945,000	1,858,992
Anaheim, Pub. Fin. Auth. Lease Rev. Bonds
(Cap. Appn. Sub. Impt.), Ser. C, FSA, zero %, 9/1/30	AAA	1,290,000	319,365
(Cap. Appn. Sub. Pub. Impt.), Class C, FSA, zero %,
9/1/22	AAA	6,500,000	3,009,890
(Pub. Impt.), Ser. C, FSA, zero %, 9/1/19	AAA	1,770,000	1,007,307
Arcadia, Unified School Dist. G.O. Bonds (Election
of 2006), Ser. A, FSA, zero %, 8/1/18	AAA	1,500,000	938,820
Aromas-San Juan, Unified School Dist. G.O. Bonds,
Ser. A, FGIC, NATL, zero %, 8/1/26	AA-	1,475,000	504,376
Bay Area Toll Auth. of CA Rev Bonds, Ser. F, 5s,
4/1/31 (T)	AA	13,600,000	12,585,984
Bay Area Toll Auth. of CA Rev. Bonds (San Francisco
Bay Area), Ser. F1, 5s, 4/1/34	AA	5,000,000	4,734,850
Burbank, Pub. Fin. Auth. Rev. Bonds (West Olive
Redev.), AMBAC, 5s, 12/1/26	A	3,390,000	2,904,891
Burbank, Unified School Dist. G.O. Bonds (Election
of 1997), Ser. C, FGIC, NATL, zero %, 8/1/18	AA-	2,345,000	1,489,145
CA Rev. Bonds
(Catholic Hlth. Care West), Ser. A, 6s, 7/1/39	A2	10,500,000	10,170,195
(Adventist Hlth. Syst.-West), Ser. A, 5 3/4s, 9/1/39	A	4,000,000	3,694,120
CA Edl. Fac. Auth. Rev. Bonds
(Claremont Graduate U.), Ser. A, 6s, 3/1/38	A3	1,045,000	1,037,831
(CA Lutheran U.), 5 3/4s, 10/1/38	Baa1	5,000,000	4,336,650
(U. of the Pacific), 5 1/2s, 11/1/39	A2	1,250,000	1,194,938
(U. of the Pacific), 5 1/4s, 11/1/29	A2	1,265,000	1,216,019
(U. Redlands), Ser. A, 5 1/8s, 8/1/38	A3	6,430,000	5,539,767
(Claremont Graduate U.), Ser. A, 5 1/8s, 3/1/28	A3	1,270,000	1,197,826
(U. of The Pacific), 5s, 11/1/36	A2	1,750,000	1,459,780
(Claremont Graduate U.), Ser. A, 5s, 3/1/31	A3	2,465,000	2,168,830
(CA College of Arts), 5s, 6/1/30	Baa3	1,825,000	1,266,240
(Lutheran U.), Ser. C, 5s, 10/1/29	Baa1	1,500,000	1,223,835
(Claremont Graduate U.), Ser. A, 5s, 3/1/26	A3	1,200,000	1,132,956
(U. of The Pacific), 5s, 11/1/25	A2	4,000,000	3,745,160
(Lutheran U.), Ser. C, 5s, 10/1/24	Baa1	1,250,000	1,078,963
(U. of the Pacific), 5s, 11/1/16	A2	1,095,000	1,136,960
(U. of the Pacific), 5s, 11/1/14	A2	295,000	312,325
(U. of the Pacific), 5s, 11/1/13	A2	525,000	559,109
(U. of the Pacific), 5s, 11/1/11	A2	625,000	658,675
(Lutheran U.), Ser. C, 4 1/2s, 10/1/19	Baa1	2,830,000	2,484,825
CA Hlth. Fac. Fin. Auth. Rev. Bonds
(Providence Hlth. & Svcs.), Ser. C, 6 1/2s, 10/1/38	Aa2	5,500,000	5,893,525
(Providence Hlth. & Svcs.), Class C, 6 1/4s, 10/1/28	Aa2	3,350,000	3,594,919
(Catholic Hlth. Care West), Ser. J, 5 5/8s, 7/1/32	A2	2,750,000	2,598,723
(Sutter Hlth.), Ser. A, NATL, 5 3/8s, 8/15/30	Aa3	1,600,000	1,549,872
(Kaiser Permanente), Ser. A, 5 1/4s, 4/1/39	A+	1,000,000	876,660
(Kaiser Permanente), Ser. A, 5s, 4/1/37	A+	10,000,000	8,482,400
(Cedars-Sinai Med. Ctr.), 5s, 11/15/34	A2	6,750,000	6,014,925
(CA-NV Methodist), 5s, 7/1/26	A	1,745,000	1,615,189
(Lucile Salter Packard Hosp.), Ser. C, AMBAC, 5s,
8/15/24	Aa2	6,390,000	6,382,971
(Stanford Hosp. & Clinics), Ser. A, 5s, 11/15/23	A1	7,250,000	6,800,138
Ser. B, AMBAC, 5s, 7/1/21	A2	3,500,000	3,500,420
(Cedars Sinai Med. Ctr.), 5s, 11/15/15	A2	2,900,000	3,038,040
CA Hsg. Fin. Agcy. Rev. Bonds

Ser. J, 5 3/4s, 8/1/47	Aa2	4,995,000	4,773,771
(Home Mtge.), Ser. H, FGIC, 5 3/4s, 8/1/30	Aa2	15,000	14,512
(Multi-Fam. Hsg. III), Ser. B, NATL, 5 1/2s, 8/1/39	Aa3	1,650,000	1,401,593
(Home Mtge.), Ser. L, 5.2s, 8/1/28	Aa2	4,500,000	4,398,705
(Home Mtge.), Ser. M, 4 3/4s, 8/1/42	Aa2	8,050,000	5,799,381
(Home Mtge.), Ser. K, 4 5/8s, 8/1/26	Aa2	2,500,000	1,995,225
(Home Mtge.), Ser. I, 4.6s, 8/1/21	Aa2	5,000,000	4,377,300
CA Infrastructure & Econ. Dev. Bank Rev. Bonds
(Oakland Unified School Dist. Fin.), 5s, 8/15/22	A+	4,985,000	5,135,497
Ser. B, 4s, 6/1/10	B/P	1,000,000	250,000
Ser. A, zero %, 12/1/20	B/P	2,445,000	337,557
Ser. A, zero %, 12/1/19	B/P	3,445,000	502,419
Ser. A, zero %, 12/1/18	B/P	4,890,000	756,336
Ser. A, zero %, 12/1/17	B/P	2,445,000	401,053
Ser. A, zero %, 12/1/16	B/P	2,445,000	423,792
Ser. A, zero %, 12/1/15	B/P	2,440,000	445,788
CA Muni. Fin. Auth. COP
(Cmnty. Hosp. Central CA), 5 1/4s, 2/1/46	Baa2	11,000,000	7,974,890
(Cmnty. Hosp. Central CA), 5 1/4s, 2/1/27	Baa2	8,000,000	6,547,760
(Cmnty. Hosp. of Central CA), 5s, 2/1/22	Baa2	2,400,000	2,053,248
CA Muni. Fin. Auth. Rev. Bonds
(Biola U.), 5 7/8s, 10/1/34	Baa1	6,500,000	5,894,395
(Biola U.), 5.8s, 10/1/28	Baa1	220,000	203,544
(Loma Linda U.), 5s, 4/1/28	A2	2,000,000	1,936,040
(U. Students Coop Assn.), 5s, 4/1/22	BBB-	790,000	650,028
CA Poll. Control Fin. Auth. VRDN (Pacific Gas &
Electric Corp.), Ser. F, 0.13s, 11/1/26	A-1+	6,500,000	6,500,000
CA Poll. Control Fin. Auth. Solid Waste Disp. Rev.
Bonds
(Keller Canyon Landfill Co.), 6 7/8s, 11/1/27	BBB	1,000,000	988,080
(Browning-Ferris), 6 3/4s, 9/1/19	BBB	4,195,000	4,196,384
(Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	BBB	7,500,000	6,817,575
(Waste Management, Inc.), Ser. B, 5s, 7/1/27	BBB	4,500,000	3,807,045
CA State G.O. Bonds
6 1/2s, 4/1/33	A2	43,000,000	44,885,120
5 3/4s, 4/1/31	A2	23,000,000	22,358,760
5 1/2s, 3/1/26	A2	2,000,000	1,948,800
5 1/4s, 3/1/30	A2	2,155,000	1,961,524
5 1/4s, 12/1/23	A2	10,750,000	10,391,058
5 1/4s, 2/1/20	A2	5,000,000	4,975,750
5 1/8s, 3/1/25	A2	2,060,000	1,922,680
5 1/8s, 3/1/24	A2	2,435,000	2,288,803
5s, 2/1/29 (Prerefunded)	AAA	400,000	439,092
CA State VRDN (Kindergarten U.), Ser. A-2, 0.18s,
5/1/34	VMIG1	10,550,000	10,550,000
CA State Dept. of Wtr. Resources Rev. Bonds
FSA, 5 1/8s, 12/1/29	AAA	3,885,000	3,925,443
FSA, 5 1/8s, 12/1/29 (Prerefunded)	AAA	115,000	126,204
(Central Valley), Ser. AE, 5s, 12/1/29	AAA	1,250,000	1,266,975
CA State Dept. of Wtr. Resources VRDN (Pwr. Supply)
Ser. B-1, 0.13s, 5/1/22	VMIG1	1,350,000	1,350,000
Ser. F-4, 0.13s, 5/1/22	VMIG1	9,100,000	9,100,000
CA State Enterprise Auth. Swr. Fac. Rev. Bonds
(Anheuser-Busch), 5.3s, 9/1/47	BBB+	2,000,000	1,540,780
CA State Pub. Wks. Board Rev. Bonds
(Dept. of Ed. - Riverside Campus), Ser. B, 6 1/8s,
4/1/29	A3	490,000	483,596
(Dept. of Dev. Svcs. - Porterville), Ser. C, 6s, 4/1/27	A3	575,000	566,312
(Dept. of Ed. - Riverside Campus), Ser. B, 6s, 4/1/26	A3	2,625,000	2,600,115
(Trustees CA State U.), Ser. D, 6s, 4/1/26	A1	1,365,000	1,345,030
(Riverside Campus), Ser. B, 6s, 4/1/25	A3	1,755,000	1,738,959
(Dept. of Dev. Svcs. - Porterville), Ser. C, 6s, 4/1/24	A3	3,615,000	3,617,240
(Dept. of Ed. - Riverside Campus), Ser. B, 6s, 4/1/24	A3	4,485,000	4,487,781
(Dept. of Gen. Svcs. Butterfield), Ser. ST-A, 5 1/4s,
6/1/25	A3	2,500,000	2,228,100
(Regents U.), Ser. E, 5s, 4/1/29	Aa2	7,015,000	6,540,435
(Regents U.), Ser. E, 5s, 4/1/28	Aa2	8,290,000	7,801,470
(Regents U.), Ser. E, 5s, 4/1/27	Aa2	6,850,000	6,584,563
CA State Pub. Wks. Board Lease Rev. Bonds
Ser. A, NATL, 6 1/2s, 9/1/17	AA	28,000,000	30,915,920
(Dept. of Corrections-State Prisons), Ser. A, AMBAC,
5s, 12/1/19	A	33,500,000	32,832,009
CA State U. Rev. Bonds (Systemwide), Ser. A, 5 3/4s,
11/1/28	Aa3	5,000,000	5,181,700
CA Statewide Cmnty. Dev. Auth. COP (The Internext
Group), 5 3/8s, 4/1/30	BBB	15,300,000	11,130,597
CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds (Front
Porch Cmntys. & Svcs.), Ser. A, 5 1/8s, 4/1/37	BBB	9,500,000	6,449,075
CA Statewide Cmnty. Dev. Auth. Special Tax Rev. Bonds
(Cmnty. Fac. Dist. No. 1-Zone 1C), 7 1/4s, 9/1/30	BB/P	2,270,000	2,278,535
(Citrus Garden Apt. Project - D1), 5 1/4s, 7/1/22	A	1,630,000	1,526,446
(Cmnty. Fac. Dist. No. 1-Zone 1B), zero %, 9/1/20	BB/P	1,435,000	553,020
CA Statewide Cmnty., Dev. Auth. Rev. Bonds
(Catholic Hlth. Care West), Ser. A, 5 1/2s, 7/1/30	A2	12,000,000	11,389,200
(Enloe Med. Ctr.), 6 1/4s, 8/15/28	A+	5,000,000	5,149,950
(Enloe Med. Ctr.), 6 1/4s, 8/15/33	A+	7,500,000	7,619,025
(Henry Mayo Newhall Memorial Hosp.), 5s, 10/1/20	A	1,055,000	1,027,507
(Henry Mayo Newhall Memorial Hosp.), 5s, 10/1/27	A	3,685,000	3,361,604
(Huntington Memorial Hosp.), 5s, 7/1/21	A+	2,205,000	2,101,277
(Irvine LLC-UCI East Campus), 6s, 5/15/40	Baa2	10,000,000	8,640,700
(Kaiser Permanente), Ser. A, 4 3/4s, 4/1/33	A+	1,600,000	1,328,992
(Kaiser Permanente), Ser. B, 5 1/4s, 3/1/45	A+	14,000,000	11,998,560
(Kaiser Permanente), Ser. B, 5s, 3/1/41	A+	7,500,000	6,255,975
(Sr. Living-Presbyterian Homes), Ser. A, 4 7/8s,
11/15/36	BBB	1,000,000	684,530
(Thomas Jefferson School of Law), Ser. A, 7 1/4s,
10/1/38	BB+	2,415,000	2,090,545
CA Statewide Cmntys., Dev. Auth. VRDN (Children's

Hosp.), Ser. C, 0.25s, 8/15/34	VMIG1	4,600,000	4,600,000
CA Statewide Fin. Auth. Tobacco Settlement Rev. Bonds,
Class B, 5 5/8s, 5/1/29	Baa3	3,115,000	2,604,109
CA Tobacco Securitization Agcy. Rev. Bonds
(Sonoma Cnty. Corp.), Ser. B, 5 1/2s, 6/1/30
(Prerefunded)	AAA/F	5,000,000	5,606,900
zero %, (5.25s, 12/1/18) 6/1/21 (STP)	Baa3	10,000,000	6,734,400
Carlsbad, Unified School Dist. G.O. Bonds, FGIC, NATL,
zero %, 11/1/21	AA	2,250,000	1,175,513
Center, Unified School Dist. G.O. Bonds (Election
of 1991), Ser. D, NATL, zero %, 8/1/23	AA-	5,855,000	2,387,142
Chabot-Las Positas, Cmnty. College Dist. G.O. Bonds
(Election of 2004), Ser. B, AMBAC, zero %, 8/1/17	Aa2	3,785,000	2,496,775
Chino Basin, Desalter Auth. Rev. Bonds, Ser. A, AGO,
5s, 6/1/30	AAA	5,540,000	5,365,212
Chino Basin, Regl. Fin. Auth. Rev. Bonds, AMBAC,
5 3/4s, 8/1/22	Aa3	32,000,000	32,368,000
Chino Valley, Unified School Dist. G.O. Bonds
(Election of 2002), Ser. D, FGIC, NATL
zero %, 8/1/26	AA-	4,415,000	1,495,537
zero %, 8/1/25	AA-	3,945,000	1,444,777
Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 06-1 Eastlake Woods Area), 6.2s, 9/1/33	BBB/P	3,750,000	3,374,288
(No. 06-1 Eastlake Woods Area), 6.15s, 9/1/26	BBB/P	2,000,000	1,867,400
(No. 07-1 Otay Ranch Village Eleven), 5 7/8s, 9/1/34	BB/P	2,485,000	1,881,915
(No. 07-I Otay Ranch Village Eleven), 5.1s, 9/1/26	BB/P	360,000	248,753
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas)
Ser. C, 5 7/8s, 2/15/34	A1	2,600,000	2,608,528
Ser. D, 5 7/8s, 1/1/34	A1	5,000,000	5,016,400
Ser. B, 5s, 12/1/27	A1	5,000,000	4,462,500
Coast, Cmnty. College Dist. G.O. Bonds, NATL
zero %, 8/1/22	Aa2	1,280,000	661,926
zero %, 8/1/21	Aa2	4,500,000	2,473,605
Commerce, Joint Pwr. Fin. Auth. Tax Alloc. Bonds
(Redev. No. 1), Ser. A, AMBAC, 5s, 8/1/26	A	250,000	213,200
Commerce, Redev. Agcy. Rev. Bonds (Project 1), zero %,
8/1/21 (Prerefunded)	BBB	66,780,000	35,287,220
Compton, Unified School Dist. G.O. Bonds (Election
of 2002), Ser. D, AMBAC
zero %, 6/1/18	A2	7,295,000	4,585,418
zero %, 6/1/17	A2	7,145,000	4,843,667
zero %, 6/1/16	A2	6,885,000	4,979,301
zero %, 6/1/14	A2	2,970,000	2,421,293
zero %, 6/1/13	A2	1,440,000	1,244,203
Contra Costa Cnty., Pub. Fin. Auth. Tax Alloc. Bonds
(Contra Costa Centre), Ser. A, NATL, 4 3/4s, 8/1/26	AA-	2,095,000	1,632,298
Contra Costa, Home Mtge. Fin. Auth. Rev. Bonds, Ser.
G, NATL, zero %, 9/1/17 (Prerefunded)	Aaa	35,000,000	20,053,949
Corona, Cmnty. Fac. Dist. Special Tax (No. 97-2 Eagle
Glen), Ser. 97-2, 5 3/4s, 9/1/16	BBB/P	2,395,000	2,209,172
Delano, COP (Delano Regl. Med. Ctr.), 5.6s, 1/1/26	BBB-	19,700,000	16,568,685
Duarte, COP, Ser. A
5 1/4s, 4/1/31	A1	7,000,000	5,946,710
5 1/4s, 4/1/24	A1	7,500,000	6,910,575
El Camino, Hosp. Dist. Rev. Bonds, Ser. A, AMBAC,
6 1/4s, 8/15/17 (Prerefunded)	A	10,725,000	12,452,476
Folsom Cordova, Unified School Dist. G.O. Bonds
(School Fac. Impt. Dist. No. 1), Ser. A, NATL, zero %,
10/1/25	AA-	1,505,000	555,842
Foothill/Eastern Corridor Agcy. Rev. Bonds (CA Toll
Roads)
5 3/4s, 1/15/40	Baa3	19,000,000	14,997,270
NATL, 5 3/8s, 1/15/14	AA-	5,000,000	4,910,550
Ser. A, 5s, 1/1/35	Baa3	2,000,000	1,440,680
Gateway, Unified School Dist. COP, FSA
zero %, 3/1/27	AAA	410,000	118,638
zero %, 3/1/26	AAA	390,000	123,221
zero %, 3/1/25	AAA	375,000	128,190
zero %, 3/1/24	AAA	360,000	133,628
zero %, 3/1/23	AAA	345,000	137,952
Glendora, Unified School Dist. G.O. Bonds (Election
of 2005), Ser. B, AGO, zero %, 8/1/36	AAA	5,100,000	867,969
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-4, 7.8s, 6/1/42 (Prerefunded)	Aaa	6,075,000	7,302,575
Ser. 03 A-1, 6 1/4s, 6/1/33 (Prerefunded)	Aaa	11,775,000	13,071,428
Ser. A-1, 5 3/4s, 6/1/47	BBB	15,000,000	9,011,250
Ser. A-1, 5 1/8s, 6/1/47	BBB	20,375,000	11,028,376
Ser. A-1, 5s, 6/1/33	BBB	54,390,000	36,478,828
Ser. A-1, 4 1/2s, 6/1/27	BBB	3,695,000	3,066,850
Ser. A, AMBAC, zero %, 6/1/24	A2	15,500,000	5,354,320
Golden State Tobacco Securitization Corp.
stepped-coupon Rev. Bonds, Ser. A, zero %,(4.55%
6/1/2010) 6/1/22 (STP)	AAA	4,085,000	3,383,932
Golden West, School Fin. Auth. Rev. Bonds, Ser. A, NATL
zero %, 8/1/20	AA-	2,000,000	1,149,040
zero %, 2/1/20	AA-	2,480,000	1,460,918
Huntington Beach, Cmnty. Fac. Dist. Special Tax
(No. 2003-1 Huntington Ctr.)
5.85s, 9/1/33	BB/P	2,845,000	2,195,031
5.8s, 9/1/23	BB/P	1,000,000	820,630
Irvine Ranch, Wtr. Dist. VRDN, 0.25s, 4/1/33	Aa3	3,800,000	3,800,000
Irvine, Impt. Board Act of 1915 G.O. Bonds (Assmt.
Dist. No. 03-19-Group 2), 5.45s, 9/2/23	BB+/P	1,000,000	945,210
Irvine, Impt. Board Act of 1915 Special Assmt. Bonds
(Dist. No. 00-18-Group 2), 5.6s, 9/2/22	BBB/P	5,000,000	4,810,600
(Dist. No. 00-18 Group 3), 5.55s, 9/2/26	BBB/P	1,825,000	1,554,809
(Dist. No. 04-20), 5s, 9/2/25	BB/P	3,000,000	2,577,960
(Dist. No. 04-20), 5s, 9/2/21	BB/P	1,000,000	888,310
(Dist. No. 04-20), 5s, 9/2/20	BB/P	1,000,000	902,070

(Dist. No. 04-20), 5s, 9/2/19	BB/P	1,000,000	918,260
(Dist. No. 04-20), 4 7/8s, 9/2/18	BB/P	1,000,000	928,880
(Dist. No. 04-20), 4.8s, 9/2/17	BB/P	1,000,000	948,750
(Dist. No. 04-20), 4.7s, 9/2/16	BB/P	1,350,000	1,295,204
(Dist. No. 04-20), 4 5/8s, 9/2/15	BB/P	1,290,000	1,265,232
(Dist. No. 04-20), 4 1/2s, 9/2/14	BB/P	1,235,000	1,215,969
(Dist. No. 04-20), 4.4s, 9/2/13	BB/P	1,180,000	1,171,539
(Dist. No. 04-20), 4.3s, 9/2/12	BB/P	1,000,000	1,000,540
(Dist. No. 04-20), 4 1/4s, 9/2/11	BB/P	1,085,000	1,089,611
Irvine, Impt. Board Act of 1915 Ltd. Oblig. Special
Assmt. Bonds (No. 03-19 Group 4), 5s, 9/2/29	BB+/P	710,000	588,448
Jurupa, Unified School Dist. G.O. Bonds, FGIC, NATL,
zero %, 8/1/23	AA-	1,470,000	682,345
La Quinta, Redev. Agcy. Tax Alloc. (Area No. 1),
AMBAC, 5s, 9/1/21	A+	1,950,000	1,811,667
Lake Elsinore, Pub. Fin. Auth. Tax Alloc. Rev. Bonds,
Ser. C, 6.7s, 10/1/33	BBB/P	13,365,000	11,680,742
Lake Elsinore, School Fin. Auth. Rev. Bonds, FSA,
4 3/4s, 10/1/26	AAA	1,595,000	1,559,990
Las Virgenes, Unified School Dist. G.O. Bonds
Ser. A, FSA, 5s, 8/1/28	AAA	5,245,000	5,285,177
FSA, zero %, 11/1/23	AAA	1,395,000	689,716
Long Beach, Bond Fin. Auth. Rev. Bonds (Natural Gas),
Ser. A
5 1/2s, 11/15/30	A2	8,500,000	7,132,520
5 1/2s, 11/15/28	A2	5,000,000	4,257,900
Los Angeles Cnty., COP (Disney), AMBAC, zero %, 9/1/11	A+	2,000,000	1,896,640
Los Angeles, Cmnty. College Dist. G.O. Bonds (Election
of 2008), Ser. A, 6s, 8/1/33	Aa2	10,000,000	10,644,700
Los Angeles, Cmnty. Redev. Agcy. Fin. Auth. Rev. Bonds
(Bunker Hill), Ser. A, FSA, 5s, 12/1/27	AAA	16,000,000	15,140,800
Los Angeles, Harbor Dept. Rev. Bonds, U.S. Govt.
Coll., 7.6s, 10/1/18 (Prerefunded)	AAA	19,415,000	23,972,671
Los Angeles, Unified School Dist. G.O. Bonds, Ser. F,
5s, 7/1/29	Aa3	2,000,000	1,948,200
Metro. Wtr. Dist. Rev. Bonds (Southern CA Wtr. Wks.)
5 3/4s, 8/10/18	Aa2	45,000,000	48,314,249
Ser. A, 5s, 7/1/32	AAA	10,000,000	10,065,400
Modesto, High School Dist. Stanislaus Cnty., G.O.
Bonds, Ser. A, FGIC, NATL, zero %, 8/1/24	AA-	1,200,000	513,708
Mount Pleasant, Elementary School Dist. G.O. Bonds
(Election of 1998), Ser. E, AMBAC, zero %, 9/1/14
(Prerefunded)	A+	1,080,000	898,625
Murrieta Valley, Unified School Dist. G.O. Bonds, FSA,
zero %, 9/1/31	AAA	6,445,000	1,589,530
Napa Valley, Cmnty. College Dist. G.O. Bonds (Election
of 2002), Ser. C, NATL
zero %, 8/1/22	AA-	5,000	2,381
zero %, 8/1/21	AA-	8,575,000	4,370,077
Natomas, Unified School Dist. G.O. Bonds, FGIC, NATL
zero %, 8/1/29	AA-	4,210,000	1,226,626
zero %, 8/1/22	AA-	1,500,000	717,765
zero %, 8/1/21	AA-	1,500,000	764,775
North Natomas, Cmnty. Fac. Special Tax Bonds
Ser. B, 6 3/8s, 9/1/31	BBB/P	6,260,000	4,989,095
(Dist. No. 4), Ser. D, 5s, 9/1/33	BBB/P	3,845,000	2,616,484
Ser. D, 5s, 9/1/26	BBB/P	1,745,000	1,292,330
Oakland, Joint Powers Fin. Auth. VRDN (Fruitvale
Transit Village), Ser. B, 0.16s, 7/1/33	A1	1,045,000	1,045,000
Oakland, Swr. Rev. Bonds, Ser. A, FSA, 5s, 6/15/26	AAA	3,690,000	3,699,483
Ontario, COP (Wtr. Syst. Impt.), NATL, 5s, 7/1/29	AA-	4,900,000	4,685,184
Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds
(Ladera Ranch - No. 03-1), Ser. A, 5 5/8s, 8/15/34	BBB/P	2,750,000	2,299,963
(Ladera Ranch No. 02-1), Ser. A, 5.55s, 8/15/33	BBB/P	3,725,000	3,096,220
(Ladera Ranch - No. 03-1), Ser. A, 5 1/2s, 8/15/23	BBB/P	1,000,000	905,900
Palomar Pomerado, Hlth. G.O. Bonds (Election of 2004),
Ser. A, AGO
zero %, 8/1/27	AAA	3,395,000	1,136,307
zero %, 8/1/26	AAA	5,000,000	1,813,700
zero %, 8/1/24	AAA	5,130,000	2,176,916
Pasadena, Cap. Impt. IF COP, AMBAC, 5.35s, 2/1/14	A	24,855,000	26,863,780
Placentia, Redev. Auth. Tax Alloc. Rev. Bonds, Ser. B,
5 3/4s, 8/1/32	BBB+	3,000,000	2,581,170
Pleasant Valley, School Dist. Ventura Cnty., G.O.
Bonds, Ser. C, NATL, 5.8s, 8/1/30 (Prerefunded)	AA	1,180,000	1,181,357
Poway, Unified School Dist. G.O. Bonds (Election
of 2008), zero %, 8/1/29	Aa3	11,350,000	3,077,326
Poway, Unified School Dist. Cmnty. Facs. Special Tax
(Cmnty. Fac. Dist. No. 14-Del Sur), 5 1/4s, 9/1/36	BB-/P	5,500,000	3,666,190
Rancho Cordova, Cmnty. Fac. Dist. Special Tax
(No. 2003-1 Sunridge Anatolia), 6.1s, 9/1/37	BBB/P	1,485,000	1,124,650
Rancho Mirage, Joint Powers Fin. Auth. Rev. Bonds
(Eisenhower Med. Ctr.), Ser. A, 5s, 7/1/38	A3	3,500,000	2,861,670
(Eisenhower Med.), Ser. B, NATL, 4 7/8s, 7/1/22	Baa1	4,000,000	3,373,760
Redding, Elec. Syst. COP, NATL, 6.368s, 7/1/22
(Prerefunded)	AA-	20,800,000	23,930,400
Redwood City, Redev. Agcy., Rev. Bonds (Redev. Area
2-A), AMBAC, zero %, 7/15/22	A	3,230,000	1,611,544
Rio Linda, Unified School Dist. G.O. Bonds (Election
of 2006), FSA, 5s, 8/1/31	AAA	8,000,000	7,801,360
Ripon, Redev. Agcy. Tax Alloc. (Cmnty. Redev.), NATL,
4 3/4s, 11/1/36	A3	1,600,000	1,185,616
Riverside Cnty., Pub. Fin. Auth. COP, 5.8s, 5/15/29	BBB-	4,250,000	3,244,195
Rohnert Pk., Cmnty. Dev. Agcy. Tax Alloc. Bonds
(Rohnert Redev.), NATL, zero %, 8/1/25	AA-	1,340,000	507,324
Roseville, Natural Gas Fin. Auth. Rev. Bonds
5s, 2/15/21	A2	1,145,000	964,147
5s, 2/15/15	A2	4,435,000	4,106,056

Sacramento Cnty., Arpt. Syst. Rev. Bonds, Ser. A, FSA
5s, 7/1/28	AAA	1,500,000	1,478,295
5s, 7/1/26	AAA	5,000,000	5,021,500
5s, 7/1/25	AAA	3,990,000	4,030,259
5s, 7/1/24	AAA	2,715,000	2,758,196
Sacramento, Special Tax Rev. Bonds (North Natomas
Cmnty. Fac.)
Ser. 01-03, 6s, 9/1/28	BBB/P	1,500,000	1,187,565
5.7s, 9/1/23	BBB/P	4,905,000	4,009,200
Sacramento, City Fin. Auth. Tax Alloc. Bonds
Ser. A, FGIC, NATL, zero %, 12/1/22	AA-	7,500,000	3,129,975
Ser. A, FGIC, NATL, zero %, 12/1/23	AA-	15,815,000	6,139,383
(Cap. Appn.), Ser. A, FGIC, NATL, zero %, 12/1/19	AA-	5,000,000	2,525,950
Sacramento, Muni. Util. Dist. Elec. Rev. Bonds, Ser.
K, AMBAC, 5 1/4s, 7/1/24	A1	11,500,000	11,898,244
Sacramento, Muni. Util. Dist. Fin. Auth. Rev. Bonds
(Cosumnes), NATL, 5s, 7/1/19	AA-	1,070,000	991,847
San Bernardino, Cmnty. College Dist. G.O. Bonds
(Election of 2002), Ser. A, 6 1/4s, 8/1/33	Aa3	1,000,000	1,073,620
San Diego, Assn. of Bay Area Governments Fin. Auth.
For Nonprofit Corps. Rev. Bonds
(San Diego Hosp.), Ser. A, 6 1/8s, 8/15/20	A3	8,750,000	8,559,250
(St. Rose Hosp.), Ser. A, 6s, 5/15/29	A	5,625,000	5,598,675
San Diego, Pub. Fac. Fin. Auth. Rev. Bonds
(Southcrest), Ser. B, Radian Insd., 5 1/8s, 10/1/22	Baa2	1,000,000	897,110
San Diego, Pub. Fac. Fin. Auth. Swr. Rev. Bonds,
Ser. A, 5 1/8s, 5/15/29	A+	7,885,000	7,706,799
San Diego, Redev. Agcy. Tax Alloc. (Centre City),
Ser. A, XLCA, 5s, 9/1/22	A3	4,665,000	4,219,493
San Diego, Redev. Agcy. Rev. Bonds (Centre City),
Ser. A, XLCA, 5 1/4s, 9/1/15	A3	3,215,000	3,291,935
San Francisco, City & Cnty. Redev. Fin. Auth. Rev.
Bonds (Redev. Project), Ser. B, FGIC, NATL, 5 1/4s,
8/1/18	AA-	7,225,000	7,127,463
San Francisco, City & Cnty. Arpt. Comm. Rev. Bonds
(Intl. Arpt.), Ser. 34D, AGO, 5 1/4s, 5/1/25	AAA	2,250,000	2,247,435
San Joaquin Hills, Trans. Corridor Agcy. Rev. Bonds
(Toll Road), Ser. A
5s, 1/1/33	Ba2	34,125,000	25,125,895
NATL, zero %, 1/15/32	AA-	25,000,000	3,790,000
NATL, zero %, 1/15/23	AA-	21,625,000	7,569,399
NATL, 5 3/8s, 1/15/29	AA-	5,790,000	4,127,286
NATL, zero %, 1/15/26	AA-	48,135,000	12,821,239
San Jose, Redev. Agcy. Tax Alloc. Bonds (Merged Area
Redev.), Ser. B, Radian Insd., 5s, 8/1/32	A3	3,935,000	3,182,235
San Jose, Redev. Agcy. Tax Alloc. Rev. Bonds, Ser. B,
6 1/4s, 8/1/20	A3	5,025,000	5,225,598
San Jose, Unified School Dist. Santa Clara Cnty., G.O.
Bonds, FGIC, NATL, zero %, 8/1/15	AA	1,250,000	996,463
San Juan, Basin Auth. Rev. Bonds (Ground Wtr. Recvy.),
AMBAC, 5s, 12/1/34	A	1,000,000	879,680
San Marcos, Pub. Fac. Auth. Rev. Bonds
5.8s, 9/1/27	Baa3	2,995,000	2,478,572
5.8s, 9/1/18	Baa3	1,635,000	1,523,428
5 1/2s, 9/1/10	Baa3	760,000	765,244
San Mateo Cnty., Cmnty. College G.O. Bonds (Election
of 2005), Ser. A, NATL, zero %, 9/1/26	Aa1	4,000,000	1,569,280
Santa Barbara Cnty., Waterfront COP, AMBAC, 5s, 10/1/27	A	4,590,000	4,573,338
Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Rev.
Bonds
(Impt. Area No. 1), Ser. B, 6 3/8s, 9/1/30	BBB/P	12,100,000	10,346,347
(Impt. Area No. 3), Ser. B, 6.2s, 9/1/30	BBB/P	500,000	460,780
(Impt. Area No. 3), Ser. B, 6.1s, 9/1/21	BBB/P	500,000	480,080
Saugus, Unified School Dist. G.O. Bonds, FGIC, NATL,
zero %, 8/1/24	AA-	1,210,000	505,974
Semitropic, Impt. Dist. Wtr. Storage Rev. Bonds,
Ser. A, XLCA, 5 1/8s, 12/1/35	A	5,000,000	4,158,200
Shasta Tehama Trinity, Joint Cmnty. College Dist. G.O.
Bonds (Election of 2002), Ser. B, FSA, 5s, 8/1/30	AAA	6,000,000	5,809,920
Sierra View, Hlth. Care Dist. Rev. Bonds
5 1/4s, 7/1/37	A/F	2,000,000	1,606,540
5 1/4s, 7/1/32	A/F	1,000,000	820,320
Sierra, Joint Cmnty. College Dist. School Fac. Impt.
G.O. Bonds (Dist. No. 2 Western NV), Ser. B, NATL
zero %, 8/1/15	AA	1,495,000	1,176,954
zero %, 8/1/14	AA	1,295,000	1,072,687
zero %, 8/1/13	AA	1,275,000	1,112,438
Silicon Valley, Tobacco Securitization Auth. Rev.
Bonds (Santa Clara), Ser. A, zero %, 6/1/36	BBB+/F	9,300,000	677,784
Solano, Cmnty. College Dist. G.O. Bonds (Election
of 2002), Ser. B, FGIC, NATL, zero %, 8/1/25	Aa3	9,020,000	3,588,878
Southern CA Pub. Pwr. Auth. Rev. Bonds
(Natural Gas No. 1), Ser. A, 5 1/4s, 11/1/24	A	2,850,000	2,506,946
(Natural Gas), Ser. A, 5 1/4s, 11/1/21	A	1,500,000	1,352,910
Stockton, Redev. Agcy. Rev. Bonds (Stockton Events
Ctr.), FGIC, NATL, 5s, 9/1/28	AA-	1,500,000	1,395,495
Sunnyvale, Cmnty. Fac. Dist. Special Tax Rev. Bonds,
7.65s, 8/1/21	BB-/P	5,360,000	4,847,530
Sweetwater, High School COP, FSA, 5s, 9/1/27	AAA	7,840,000	8,061,637
Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev.
Bonds (Marketplace 94-1)
6 7/8s, 9/1/24	B/P	5,000,000	4,672,150
zero %, 9/1/14	B/P	2,805,000	1,794,527
Tobacco Securitization Auth. of Southern CA Rev. Bonds
Ser. A, 5 5/8s, 6/1/43 (Prerefunded)	AAA	5,000,000	5,617,050
Class A1-SNR, 5 1/8s, 6/1/46	BBB	5,000,000	2,742,050
Ser. A1-SNR, 5s, 6/1/37	BBB	2,000,000	1,214,320
Ser. A1-SNR, 4 3/4s, 6/1/25	BBB	14,270,000	11,393,311
Torrance Memorial Med. Ctr. Rev. Bonds, Ser. A

6s, 6/1/22	A1	1,500,000	1,519,380
5 1/2s, 6/1/31	A1	2,000,000	1,897,520
Tracy, Operational Partnership, Joint Powers Auth.
Lease Rev. Bonds, AGO
6 3/8s, 10/1/38	AAA	2,200,000	2,321,418
6 1/4s, 10/1/33	AAA	3,000,000	3,156,480
Tuolumne Wind Project Auth. Rev. Bonds (Tuolumne Co.),
Ser. A, 5 7/8s, 1/1/29	A1	6,000,000	6,093,600
Tustin, Unified School Dist. Special Tax (Cmnty. Fac.
Dist. No. 97-1), FSA, 5s, 9/1/32	AAA	1,000,000	886,040
Vernon, Elec. Syst. Rev. Bonds, Ser. A, 5 1/8s, 8/1/21	A3	14,000,000	13,386,100
Washington Twp., Hlth. Care Dist. Rev. Bonds, Ser. A
5s, 7/1/17	A3	1,125,000	1,123,526
5s, 7/1/16	A3	535,000	539,071
5s, 7/1/14	A3	975,000	996,548
West Basin, Muni. Wtr. Dist. COP, Ser. A, NATL, 5s,
8/1/30	Aa3	5,745,000	5,457,693
West Contra Costa, Unified School Dist. G.O. Bonds,
FGIC, NATL
zero %, 8/1/19	AA-	6,985,000	3,818,560
zero %, 8/1/18	AA-	7,535,000	4,483,777
West Kern, Cmnty. Coll. Dist. G.O. Bonds (Election
of 2004), Ser. B, XLCA
zero %, 11/1/24	A+	2,395,000	931,703
zero %, 11/1/22	A+	2,315,000	1,037,606
zero %, 11/1/20	A+	1,240,000	668,335
			1,511,446,861

Puerto Rico (5.7%)
Children's Trust Fund Tobacco Settlement Rev. Bonds
(Asset Backed Bonds), 5 5/8s, 5/15/43	BBB	4,000,000	2,634,480
Cmnwlth. of PR, G.O. Bonds, Ser. A, 5 1/4s, 7/1/34	Baa3	2,750,000	2,376,413
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A
6s, 7/1/44	Baa3	14,000,000	12,648,300
6s, 7/1/38	Baa3	7,350,000	6,656,307
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. AA, 5s, 7/1/28	BBB+	1,200,000	1,034,316
Ser. K, 5s, 7/1/13	BBB	2,250,000	2,251,598
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	14,800,000	14,822,495
Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax,
Ser. B, 5s, 7/1/31	BBB+	5,000,000	3,973,250
Cmnwlth. of PR, Muni. Fin. Agcy. Rev. Bonds, Ser. A,
FSA
5 1/4s, 8/1/20	AAA	2,000,000	2,017,940
5 1/4s, 8/1/18	AAA	2,855,000	2,894,399
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.)
Ser. P, 6 1/8s, 7/1/23	Baa3	5,500,000	5,436,420
Ser. N, Cmnwlth. of PR Gtd., 5 1/2s, 7/1/25	Baa3	7,505,000	6,784,145
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds,
Ser. A, 6s, 8/1/42	A+	19,500,000	19,033,755
U. of PR Rev. Bonds
Ser. P, 5s, 6/1/26	Baa2	5,000,000	4,314,400
Ser. Q, 5s, 6/1/25	Baa2	5,000,000	4,337,600
			91,215,818

TOTAL INVESTMENTS

Total investments (cost $1,703,960,627) (b)			$1,602,662,679

NOTES

(a) Percentages indicated are based on net assets of $1,607,804,682.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at June 30, 2009 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at June 30, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at June 30, 2009 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(T) Underlying security in a tender option bond transaction. The security has been segregated as collateral for financing transactions

(b) The aggregate identified cost on a tax basis is $1,707,066,658, resulting in gross unrealized appreciation and depreciation of $42,881,156 and $147,285,135, respectively, or net unrealized depreciation of $104,403,979.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN are the current interest rates at June 30, 2009.

The dates shown on debt obligations are the original maturity dates.

IF COP are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at June 30, 2009.

The fund had the following sector concentrations greater than 10% at June 30, 2009 (as a percentage of net assets):

Utilities	16.0%
State Government	15.1
Healthcare	13.0
Local Government	11.0

The fund had the following insurance concentrations greater than 10% at June 30, 2009 (as a percentage of net assets):

NATL	15.6%
AMBAC	12.0

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (“TOB trust”) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At June 30, 2009, the fund’s investments with a value of $12,585,984 were held by the TOB trust and served as collateral for $6,800,000 in floating-rate bonds outstanding. During the period ended June 30, 2009, the fund incurred interest expense of $6,744 for these investments based on an average interest rate of 0.421%.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of June 30, 2009:

			VALUATION INPUTS

Investments in securities:		Level 1	Level 2	Level 3

Municipal bonds and notes		$--	$1,602,662,679	$--

	Totals by level	$--	$1,602,662,679	$--

		Level 1	Level 2	Level 3

Other financial instruments:		$--	$--	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam California Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: August 28, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 28, 2009